Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents
Schedule of cash and bank balances at central banks

	December 31	December 31
	2019	2018

Cash at bank and on hand	$6,313	$3,629
Short-term bank deposits	528	4,947

	$6,841	$8,576